Schedule of investments
Nomura VIP Pathfinder Conservative Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 93.39%<<
Alternative / Specialty Fund — 3.13%
Nomura VIP Science and Technology Series – Standard Class	56,169	$ 1,849,645
		1,849,645
Fixed Income Funds — 50.94%
Nomura VIP Corporate Bond Series – Service Class	3,947,534	18,434,983
Nomura VIP High Income Series – Standard Class	260,825	756,394
Nomura VIP Limited-Term Bond Series – Service Class	2,318,946	10,945,423
		30,136,800
Global / International Equity Fund — 8.53%
Nomura VIP International Core Equity Series – Standard Class	279,573	5,049,081
		5,049,081
US Equity Funds — 30.79%
Nomura VIP Core Equity Series – Service Class	698,813	9,280,239
Nomura VIP Growth and Income Series – Standard Class	137,915	5,537,287
Nomura VIP Smid Cap Core Series – Service Class	154,597	2,113,337
Nomura VIP Value Series – Service Class	281,734	1,284,710
		18,215,573
Total Affiliated Mutual Funds (cost $61,461,323)		55,251,099

Affiliated Exchange-Traded Funds — 6.45%<<
Nomura Focused International Core ETF	20,717	501,242
Nomura Focused Large Growth ETF	102,157	2,616,976
Nomura Transformational Technologies ETF	30,706	697,385
Total Affiliated Exchange-Traded Funds (cost $4,302,265)		3,815,603

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	36,280	36,280
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	36,280	36,280
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	36,280	36,280
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	36,280	36,280
Total Short-Term Investments (cost $145,120)		145,120

Total Value of Securities—100.08% (cost $65,908,708)		59,211,822
Liabilities Net of Receivables and Other Assets—(0.08%)		(48,604)
Net Assets Applicable to 13,163,010 Shares Outstanding — 100.00%		$59,163,218
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV046 [0326] 0526 (5459540)    1